Goldman Sachs Concentrated International Equity Fund
Goldman Sachs Concentrated International Equity Fund—Summary
Investment Objective
The Goldman Sachs Concentrated International Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 49 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Concentrated International Equity Fund		Class A Shares	Class B Shares	Class C Shares	Institutional Shares	Service Shares	Class IR Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Concentrated International Equity Fund		Class A Shares	Class B Shares	Class C Shares	Institutional Shares	Service Shares	Class IR Shares
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.42%	0.42%	0.42%	0.27%	0.77%	0.42%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.42%	0.42%	0.42%	0.27%	0.27%	0.42%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.70%	2.45%	2.45%	1.30%	1.80%	1.45%
Fee Waiver and Expense Limitation	[2]	(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[1][3]	1.51%	2.26%	2.26%	1.11%	1.61%	1.26%
[1]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.94% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.104% of the Fund's average daily net assets. These arrangements will remain in effect through at least February 28, 2013, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[3]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the current fee waiver in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Concentrated International Equity Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares		695	1,039	1,405	2,433
Class B Shares	Assuming complete redemption at end of period	729	1,045	1,488	2,587	Assuming no redemption	229	745	1,288	2,587
Class C Shares	Assuming complete redemption at end of period	329	745	1,288	2,772	Assuming no redemption	229	745	1,288	2,772
Institutional Shares		113	393	695	1,551
Service Shares		164	548	957	2,100
Class IR Shares		128	440	774	1,719

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 135% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. Under normal circumstances, the Fund intends to invest in companies with public stock market capitalizations within the range of the market capitalization of companies constituting the MSCI® Europe, Australia, Far East (“EAFE”) (net) Index (unhedged), with dividends reinvested (“MSCI® EAFE® Index”) at the time of investment, which as of December 31, 2011 was between $50 million and $200 billion. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in at least three foreign countries and in up to approximately 60 companies that are considered by the Investment Adviser to be positioned for long-term capital appreciation.

The Investment Adviser evaluates factors such as a company’s financial position relative to its peers, current financial condition, competitive position in its industry and equity valuation. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan, but may also invest in securities of issuers located in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

Issuer Concentration Risk. The Fund intends to invest in up to approximately 60 companies. This relatively small number of issuers may subject the Fund to greater risks, because a decline in the value of any single investment held by the Fund may adversely affect the Fund’s overall value more than it would affect that of a fund holding a greater number of investments.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects fee waivers and expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
Best Quarter Q2 ’03 +20.18% Worst Quarter Q3 ’08 -22.05%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Concentrated International Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception		Inception Date
Returns Before Taxes Class A Shares	Returns Before Taxes		(21.92%)	(8.74%)	0.70%	3.27%		Dec. 01, 1992
Returns Before Taxes Class B Shares	Returns Before Taxes		(22.10%)	(8.75%)	0.70%	1.41%		May 01, 1996
Returns Before Taxes Class C Shares	Returns Before Taxes		(18.86%)	(8.39%)	0.57%	(0.18%)		Aug. 15, 1997
Returns Before Taxes Institutional Shares	Returns Before Taxes		(17.13%)	(7.34%)	1.72%	2.70%		Feb. 07, 1996
Returns Before Taxes Service Shares	Returns Before Taxes		(17.55%)	(7.80%)	1.21%	2.08%		Mar. 06, 1996
Returns Before Taxes Class IR Shares	Returns Before Taxes		(17.36%)			(2.89%)		Aug. 31, 2010
Returns After Taxes on Distributions Class A Shares	Returns After Taxes on Distributions		(22.11%)	(9.04%)	0.33%	2.34%		Dec. 01, 1992
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		(13.52%)	(7.13%)	0.58%	2.50%		Dec. 01, 1992
MSCI EAFE (net) Index (unhedged) Class A Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%	5.53%		Dec. 01, 1992
MSCI EAFE (net) Index (unhedged) Class B Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%	3.25%		May 01, 1996
MSCI EAFE (net) Index (unhedged) Class C Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%	3.23%	[1]
MSCI EAFE (net) Index (unhedged) Institutional Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%	3.54%	[2]
MSCI EAFE (net) Index (unhedged) Service Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%	3.43%	[3]
MSCI EAFE (net) Index (unhedged) Class IR Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)			2.12%		Aug. 31, 2010
[1]	Calculated from September 1, 1997 to December 31, 2011.
[2]	Calculated from March 1, 1996 to December 31, 2011.
[3]	Calculated from April 1, 1996 to December 31, 2011.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs International Small Cap Fund
Goldman Sachs International Small Cap Fund—Summary
Investment Objective
The Goldman Sachs International Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 49 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs International Small Cap Fund		Class A Shares	Class B Shares	Class C Shares	Institutional Shares	Service Shares	Class IR Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs International Small Cap Fund		Class A Shares	Class B Shares	Class C Shares	Institutional Shares	Service Shares	Class IR Shares
Management Fees		1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.59%	0.59%	0.59%	0.44%	0.94%	0.59%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.59%	0.59%	0.59%	0.44%	0.44%	0.59%
Total Fund Operating Expenses		1.94%	2.69%	2.69%	1.54%	2.04%	1.69%
Fee Waiver and Expense Limitation	[1]	(0.36%)	(0.36%)	(0.36%)	(0.36%)	(0.36%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[2]	1.58%	2.33%	2.33%	1.18%	1.68%	1.33%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 1.08% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.064% of the Fund's average daily net assets. These arrangements will remain in effect through at least February 28, 2013, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs International Small Cap Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares		702	1,093	1,508	2,662
Class B Shares	Assuming complete redemption at end of period	736	1,101	1,593	2,814	Assuming no redemption	236	801	1,393	2,814
Class C Shares	Assuming complete redemption at end of period	336	801	1,393	2,996	Assuming no redemption	236	801	1,393	2,996
Institutional Shares		120	451	805	1,804
Service Shares		171	605	1,065	2,340
Class IR Shares		135	498	884	1,968

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance.

The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 117% of the average value of its portfolio.

Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in non-U.S. small-cap companies. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. Non-U.S. small-cap companies are companies:

• With public stock market capitalizations within the range of the market capitalization of companies constituting the S&P Developed Ex-U.S. Small Cap Index (net) at the time of investment, which as of December 31, 2011 was between $5 million and $11 billion; and

• That are organized outside the United States or whose securities are principally traded outside the United States.

The Fund seeks to achieve its investment objective by investing in issuers that are considered by the Investment Adviser to be strategically positioned for long-term growth through its evaluation of factors such as a company’s financial position relative to peers, current financial condition, competitive position in its industry, ability to capitalize on future growth, and equity valuation. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund’s assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of Western Europe, Japan and Asia, but may also invest in securities of issuers located in Australia, Canada, New Zealand and in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

The Fund may invest in equity investments outside the market capitalization range specified above and in fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests.

Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus. Performance reflects fee waivers and expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Best Quarter Q2 ’09 +27.59% Worst Quarter Q3 ’08 –23.12%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs International Small Cap Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares	Returns Before Taxes		(19.40%)	(6.63%)	4.76%	3.70%	May 01, 1998
Returns Before Taxes Class B Shares	Returns Before Taxes		(19.57%)	(6.63%)	4.78%	3.80%	May 01, 1998
Returns Before Taxes Class C Shares	Returns Before Taxes		(16.14%)	(6.26%)	4.64%	3.48%	May 01, 1998
Returns Before Taxes Institutional Shares	Returns Before Taxes		(14.22%)	(5.14%)	5.87%	4.68%	May 01, 1998
Returns Before Taxes Service Shares	Returns Before Taxes		(14.76%)	(5.65%)	5.31%	4.14%	May 01, 1998
Returns Before Taxes Class IR Shares	Returns Before Taxes		(14.50%)			5.85%	Aug. 31, 2010
Returns After Taxes on Distributions Class A Shares	Returns After Taxes on Distributions		(19.32%)	(7.15%)	4.46%	3.23%	May 01, 1998
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		(12.01%)	(5.63%)	4.12%	3.07%	May 01, 1998
S&P Developed Ex-U.S. Small Cap (net) Index Class A Shares	S&P Developed Ex-U.S. Small Cap (net) Index	(reflects no deduction for fees or expenses)	(14.85%)	(3.60%)	9.02%	5.51%	May 01, 1998
S&P Developed Ex-U.S. Small Cap (net) Index Class B Shares	S&P Developed Ex-U.S. Small Cap (net) Index	(reflects no deduction for fees or expenses)	(14.85%)	(3.60%)	9.02%	5.51%	May 01, 1998
S&P Developed Ex-U.S. Small Cap (net) Index Class C Shares	S&P Developed Ex-U.S. Small Cap (net) Index	(reflects no deduction for fees or expenses)	(14.85%)	(3.60%)	9.02%	5.51%	May 01, 1998
S&P Developed Ex-U.S. Small Cap (net) Index Institutional Shares	S&P Developed Ex-U.S. Small Cap (net) Index	(reflects no deduction for fees or expenses)	(14.85%)	(3.60%)	9.02%	5.51%	May 01, 1998
S&P Developed Ex-U.S. Small Cap (net) Index Service Shares	S&P Developed Ex-U.S. Small Cap (net) Index	(reflects no deduction for fees or expenses)	(14.85%)	(3.60%)	9.02%	5.51%	May 01, 1998
S&P Developed Ex-U.S. Small Cap (net) Index Class IR Shares	S&P Developed Ex-U.S. Small Cap (net) Index	(reflects no deduction for fees or expenses)	(14.85%)			4.20%	Aug. 31, 2010

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Strategic International Equity Fund
Goldman Sachs Strategic International Equity Fund—Summary
Investment Objective
The Goldman Sachs Strategic International Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 49 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Strategic International Equity Fund		Class A Shares	Class B Shares	Class C Shares	Institutional Shares	Class IR Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Strategic International Equity Fund		Class A Shares	Class B Shares	Class C Shares	Institutional Shares	Class IR Shares	Class R Shares
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.50%
Other Expenses		0.68%	0.68%	0.68%	0.53%	0.68%	0.68%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.81%	2.56%	2.56%	1.41%	1.56%	2.06%
Expense Limitation	[2]	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Expense Limitation	[1]	1.48%	2.23%	2.23%	1.08%	1.23%	1.73%
[1]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.164% of the Fund's average daily net assets through at least February 28, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Strategic International Equity Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares		692	1,058	1,447	2,534
Class B Shares	Assuming complete redemption at end of period	726	1,065	1,531	2,687	Assuming no redemption	226	765	1,331	2,687
Class C Shares	Assuming complete redemption at end of period	326	765	1,331	2,871	Assuming no redemption	226	765	1,331	2,871
Institutional Shares		110	414	740	1,662
Class IR Shares		125	460	819	1,828
Class R Shares		176	614	1,078	2,363

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 139% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Fund intends to invest in companies with public stock market capitalizations that are larger than $500 million at the time of investment, and in at least three foreign countries.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan, but may also invest in securities of issuers located in Australia, Canada, New Zealand and in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio. The Fund is “strategic” in that it provides investors with access to the long term investment opportunity of the international markets.

The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
Best Quarter Q2 ’09 +20.71% Worst Quarter Q3 ’08 –22.26%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Strategic International Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Returns Before Taxes Class A Shares	Returns Before Taxes		(19.98%)	(9.58%)	Jun. 25, 2007
Returns Before Taxes Class B Shares	Returns Before Taxes		(20.18%)	(9.56%)	Jun. 25, 2007
Returns Before Taxes Class C Shares	Returns Before Taxes		(16.78%)	(9.14%)	Jun. 25, 2007
Returns Before Taxes Institutional Shares	Returns Before Taxes		(15.06%)	(8.12%)	Jun. 25, 2007
Returns Before Taxes Class IR Shares	Returns Before Taxes		(15.07%)	(10.61%)	Nov. 30, 2007
Returns Class R Shares	Returns		(15.51%)	(11.15%)	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares	Returns After Taxes on Distributions		(20.20%)	(10.97%)	Jun. 25, 2007
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		(12.16%)	(7.39%)	Jun. 25, 2007
MSCI EAFE (net) Index (unhedged) Class A Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(7.18%)	Jun. 25, 2007
MSCI EAFE (net) Index (unhedged) Class B Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(7.18%)	Jun. 25, 2007
MSCI EAFE (net) Index (unhedged) Class C Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(7.18%)	Jun. 25, 2007
MSCI EAFE (net) Index (unhedged) Institutional Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(7.18%)	Jun. 25, 2007
MSCI EAFE (net) Index (unhedged) Class IR Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(8.66%)	Nov. 30, 2007
MSCI EAFE (net) Index (unhedged) Class R Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(8.66%)	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.